BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS (Details 1) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	$ 5,863,702	$ 5,616,934
Financiera de Desarrollo Territorial (Findeter) [Member]
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	$ 2,587,598	$ 2,404,521
Financiera de Desarrollo Territorial (Findeter) [Member] | Top of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate	11.30%	12.77%
Financiera de Desarrollo Territorial (Findeter) [Member] | Bottom of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate	1.05%	1.29%
Banco De Comercio Exterior De Colombia (Bancoldex) [Member]
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	$ 1,528,435	$ 1,591,035
Banco De Comercio Exterior De Colombia (Bancoldex) [Member] | Top of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate	10.86%	12.48%
Banco De Comercio Exterior De Colombia (Bancoldex) [Member] | Bottom of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate	1.76%	0.06%
Fondo Para El Financiamiento Del Sector Agropecuario (Finagro) [Member]
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	$ 728,558	$ 642,775
Fondo Para El Financiamiento Del Sector Agropecuario (Finagro) [Member] | Top of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate	14.90%	12.38%
Fondo Para El Financiamiento Del Sector Agropecuario (Finagro) [Member] | Bottom of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate	1.05%	1.39%
Other private financial entities [Member]
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	$ 1,019,111	$ 978,603
Other private financial entities [Member] | Top of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate	8.89%	11.86%
Other private financial entities [Member] | Bottom of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate	0.07%	2.28%